General Information - Schedule of Joint Venture (Details) - EWP EDF One Ltd. (reg. no. 516065943) [Member]	12 Months Ended
Dec. 31, 2024
Schedule of Joint Venture [Line Items]
Main business	Wave power
Country of registration and incorporation	Israel
Year of incorporation	2020 years
Proportion of the shares percentage	50.00%